Organization (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE
As of December 31, 2021, the Company’s main subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Financial Lease Co., Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Qu Plus Plus Inc. (“Qu Plus Plus”)	June 28, 2018	Cayman Islands	100%	Investment holding
Qu Plus Plus Limited (“Qu Plus Plus BVI”)	June 29, 2018	BVI	100%	Investment holding
Qu Plus (HK) Limited (“Qu Plus HK”)	May 12, 2020	HK	100%	Investment holding
Xiamen Youxiang Time Technology Service Co., Ltd. (“Xiamen Youxiang Time”)	August 3, 2018	PRC	100%	Technology development and service, research and development
Xiamen Xincheng Youda Financing Guarantee Co., Ltd. (“Xiamen Xincheng Youda”)	March 7, 2019	PRC	100%	Financing guarantee service
WLM Kids Inc. (“WLM Kids”)	February 24, 2021	Cayman Islands	100%	Investment holding
WLM Kids Limited (“WLM Kids BVI”)	February 26, 2021	BVI	100%	Investment holding

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
WLM Kids (HK) Limited (“WLM Kids HK”)	March 9, 2021	HK	100%	Investment holding
VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products
Xiamen Weipujia Technology Co., Ltd. (“Xiamen Weipujia”)	June 6, 2018	PRC	Nil	Household service
Xiamen Qu Plus Plus Technology Co., Ltd. (“Xiamen Qu Plus Plus”)	June 5, 2019	PRC	Nil	Technology development and service, sale of products

Schedule of Financial Statements Information of VIEs	The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	3,916,692,275	2,339,575,202	367,130,402
Other current assets	7,128,274,773	9,427,793,161	1,479,426,476

Total current assets	11,044,967,048	11,767,368,363	1,846,556,878

Total non-current assets	1,360,688,649	1,744,115,342	273,689,755

Total assets	12,405,655,697	13,511,483,705	2,120,246,633

Total current liabilities	1,541,885,470	1,339,051,890	210,126,461
Total non-current liabilities	184,760,974	592,668,094	93,002,557

Total liabilities	1,726,646,444	1,931,719,984	303,129,018

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Revenues	8,049,577,016	3,549,458,230	1,600,712,429	251,186,710
Net income	3,440,929,911	562,471,865	868,473,261	136,282,407

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.
The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash provided by operating activities	4,362,960,828	2,250,346,449	747,408,333	117,284,677
Net cash used in investing activities	(842,120,427)	(2,252,529,599)	645,957,049	101,364,757
Net cash used in financing activities	(2,855,955,341)	(1,429,389,722)	(571,156,011)	(89,626,842)
The amount of the net assets of the VIEs were RMB 10,679 million and RMB 11,580 million (US$ 1,817 million) as of December 31, 2020 and 2021. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Primary Beneficiary in the normal course of business.